Note 22 - Segmented Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
22.	Segmented information

Operating segments

The Company has three reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services.  The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization.  CRE provides commercial property brokerage and other advisory services to clients in North America and in various other countries around the world.  RRE provides property management and related property services to residential communities in North America.  Property Services provides franchised and Company-owned property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office.

Included in total assets of the CRE segment at December 31, 2013 is $4,744 (2012 - $5,226) of investments in subsidiaries accounted for under the equity method.  The reportable segment information excludes intersegment transactions.

2013	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Corporate	Consolidated

Revenues	$1,318,779	$884,334	$140,317	$204	$2,343,634
Depreciation and amortization	32,539	30,655	8,557	244	71,995
Operating earnings (loss)	60,663	30,509	20,305	(21,243)	90,234
Other income, net					1,531
Interest expense, net					(21,501)
Income taxes					(22,624)

Net earnings from continuing operations					$47,640

Net loss from discontinued operations					$(5,997)

Net earnings					$41,643

Total assets	$797,520	$467,480	$171,028	$7,483	$1,443,511
Total additions to long lived assets	129,904	21,854	823	(76)	152,505

2012	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Corporate	Consolidated

Revenues	$1,170,427	$814,617	$125,204	$218	$2,110,466
Depreciation and amortization	24,106	18,530	5,155	364	48,155
Operating earnings (loss)	33,796	42,574	18,991	(15,013)	80,348
Other expense, net					2,441
Interest expense, net					(19,565)
Income taxes					(21,007)

Net earnings from continuing operations					$42,217

Net earnings from discontinued operations					$(1,328)

Net earnings					$40,889

Total assets	$633,439	$444,037	$232,757	$7,677	$1,317,910
Total additions to long lived assets	35,031	19,689	7,767	73	62,560

2011	Commercial Real Estate Services	Residential Real Estate Services	Property Services	Corporate	Consolidated

Revenues	$994,579	$736,029	$121,172	$188	$1,851,968
Depreciation and amortization	22,073	17,887	6,427	139	46,526
Operating earnings (loss)	22,379	42,736	8,043	(16,941)	56,217
Other expense, net					(6,317)
Interest expense, net					(16,798)
Income taxes					43,823

Net earnings from continuing operations					$76,925

Net earnings from discontinued operations					$22,878

Net earnings					$99,803

Total assets	$576,268	$423,328	$210,898	$23,224	$1,233,718
Total additions to long lived assets	14,997	49,071	6,441	68	70,577

Geographic information

Revenues in each geographic region are reported by customer locations.  Amounts reported in geographic regions other than the United States, Canada and Australia are primarily denominated in US dollars, UK pounds and Euros.

	2013	2012	2011

United States
Revenues	$1,391,450	$1,295,692	$1,151,709
Total long-lived assets	395,069	468,602	476,530

Canada
Revenues	$341,491	$330,622	$310,912
Total long-lived assets	88,660	99,529	91,821

Australia
Revenues	$199,221	$177,677	$171,873
Total long-lived assets	44,811	49,269	54,701

Other
Revenues	$411,472	$306,475	$217,474
Total long-lived assets	177,371	70,205	55,494

Consolidated
Revenues	$2,343,634	$2,110,466	$1,851,968
Total long-lived assets	705,911	687,605	678,546